COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS - Movements in Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Balance at the beginning of year	$ 6,150	$ 6,981	$ 9,929
Adoption of ASU 2016-13	3,111
Additions (reversals)	1,758	(651)	(2,149)
Deconsolidation of a subsidiary			(465)
Translation adjustments	816	(180)	(334)
Balance at the end of year	$ 11,835	$ 6,150	$ 6,981